Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	JANUS INVESTMENT FUND
Central Index Key	0000277751
Amendment Flag	false
Document Creation Date	Aug. 03, 2012
Document Effective Date	Oct. 15, 2012
Prospectus Date	Oct. 28, 2011